Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions and balances
Schedule of Key management personnel of the Group comprise the directors

	At 31 December
	2023	2022	2021
	USD	USD	USD
Short-term employee benefits	365,710	1,900,084	1,287,379
Provision for end of service benefits	—	271,009	99,487
Share-based payments	93,667	201,932	13,360,206
	459,377	2,373,025	14,747,072
No. of key management	3	7	7

Schedule of Transactions with related parties

Details of transactions with related parties during the year, other than those which have been disclosed elsewhere in these consolidated financial statements, are as follows:

	At 31 December
	2023	2022
	USD	USD

Payments made by board members on behalf of the Group	526,092	—
Loan from shareholder	131,523	—
Repayments made to board members	394,569	—
Settlement of loan from shareholder	131,523	—

The following balances are outstanding at the end of the year in relation to the above transactions with related parties:

	At 31 December
	2023	2022
	USD	USD
Due to board member	131,523	—

	At 31 December
	2023	2022
	USD	USD
Sister company
Routebox Technologies SL	—	80,456

Shareholders of Shotl Transportation SL
Camina Lab SL	—	309,474
Marfina SL	—	68,311
	—	377,785
	—	458,241